OTHER INFORMATION BY NATURE	12 Months Ended
Dec. 31, 2020
Other information by nature [Abstract]
OTHER INFORMATION BY NATURE	OTHER INFORMATION BY NATURE
    Personnel costs in 2020, 2019 and 2018 amounted to €389,927 thousand, €385,182 thousand and €323,936 thousand, respectively. These amounts include costs that were capitalized in connection with product development activities. In 2020, 2019 and 2018 the Group had an average number of employees of 4,428, 4,164 and 3,651, respectively.
    Depreciation amounted to €217,952 thousand, €191,482 thousand and €156,384 thousand for the years ended December 31, 2020, 2019 and 2018, respectively, and amortization amounted to €208,685 thousand, €160,464 thousand and €132,364 thousand for the years ended December 31, 2020, 2019 and 2018, respectively.